MERRILL LYNCH
                                                              INTERNATIONAL
                                                              INDEX FUND

                                [GRAPHIC OMITTED]

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              June 30, 1998

Merrill Lynch International Index Fund

Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Jay C. Harbeck, Senior Vice President
Norman R. Harvey, Senior Vice President
Jeffrey B. Hewson, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                           Merrill Lynch International Index Fund, June 30, 1998

DEAR SHAREHOLDER

For the six months ended June 30, 1998, Merrill Lynch International Index Fund's Class A and Class D Shares had total returns of +21.87% and +21.88%, respectively. This compares to a +21.88% total return for the unmanaged Morgan Stanley Capital International EAFE(R) Gross Domestic Product (GDP) Weighted Index (MSCI EAFE Index) for the same period. (For complete performance information, see page 3 of this report to shareholders.)

Portfolio Matters

As was the case for the US equity market during the first half of 1998, returns for the MSCI EAFE Index were significantly higher in the first quarter of the year than in the second. Having finished 1997 at a level of 1,333.50, the MSCI EAFE Index gained more than 200 points to close the first quarter of the year at 1,559.44, and had a total return of +17.30%. During this period, stock market returns for the Pacific region were slightly positive at +3.18%, while European equities surged by +20.30%. However, yet another round of concerns regarding the financial and currency crises in Asia took their toll, and equity markets there became especially unstable in the second quarter of the year. For example, in the three months ended June 30, 1998, the Malaysian stock market fell by 46.2%, Singapore by 32.6%, Hong Kong by 26.9%, while the Japan component fell by 4.6%. The major European markets once again drastically outperformed the dismal returns of the Asian markets as Germany advanced by 16.7%, France by 11.2%, and Spain by 4.2%. Inflationary concerns led to the United Kingdom having a particularly difficult month in June, with the market finishing the second quarter of 1998 with a return of -2.0%. (References to markets of all countries in this letter to shareholders correspond to those countries' stock market components in the MSCI EAFE Index.)

MSCI revises its set of GDP weights for the constituent countries annually at June month-end. This rebalancing of country weightings reflects the set of GDP data from the prior year-end. Merrill Lynch International Index Fund invests all of its assets in Merrill Lynch International Index Series, which has the same investment objective as the Fund. As a GDP-weighted fund, Merrill Lynch International Index Series also realigned its existing portfolio on June 30, 1998 to stay as closely weighted as possible to the newly revised set of country weights. With the significant underperformance of the Pacific Rim countries in the MSCI EAFE Index relative to the European countries during the prior 12 months, the weights of the Pacific Rim countries in the Series had declined significantly below the weights based upon 1997 year-end GDP data. For the Series, this implied a major reshuffling of the equities and futures holdings to stay properly weighted to the MSCI EAFE Index benchmark. Since the GDPs of the Asian countries had not fallen nearly as far as their market capitalizations, it was necessary to raise the weight of the Pacific Rim nations while reducing the weight of the European countries. This reweighting of the Series was accomplished by a combination of equity and futures trades. Specifically, the Series initiated a new long position in Nikkei 300 September futures contracts and purchased a basket of Japanese equities, while simultaneously reducing or eliminating positions in futures contracts in France, Italy, Spain and the United Kingdom. In addition, the Series added several new positions in Portugal, which officially entered the MSCI EAFE Index as a result of the June-end rebalancing.

There are two principal investments made by the Series in its attempt to replicate the returns of the Index. First, the Series holds a basket of stocks designed to replicate the returns of the Index, with share quantities designed to closely approximate each country's actual weight in the Index. In addition, the Series holds long positions in several futures contracts, which are used primarily as investing daily cash inflows into the Series. These futures contracts also provide an efficient mechanism for keeping a pool of liquidity available to meet potential redemption activity. As of June 30, 1998, the equity portfolio of the Series was valued at $121.8 million, and the Series held a long position in futures contracts valued at $6.9 million. It is the Series' goal to be 100% invested at all times. At June 30, 1998, the Fund's net assets stood at $111.4 million.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

August 17, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                    12 Month        3 Month     Since Inception
                                                  Total Return   Total Return    Total Return
===============================================================================================
ML International Index Fund Class A Shares*          +14.73%        +4.13%          +32.17%
-----------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares*          +14.49         +4.21           +31.90
-----------------------------------------------------------------------------------------------
MSCI EAFE Index--GDP Weighted**                      +15.14         +3.90           +28.36
===============================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97 to 6/30/98.

Average Annual Total Return

                                                     % Return
================================================================================
   Class A Shares
================================================================================
   Year Ended 6/30/98                                 +14.73%
--------------------------------------------------------------------------------
   Inception (4/09/97) through 6/30/98                +25.58
--------------------------------------------------------------------------------

                                                     % Return
================================================================================
   Class D Shares
================================================================================
   Year Ended 6/30/98                                 +14.49%
--------------------------------------------------------------------------------
   Inception (4/09/97) through 6/30/98                +25.37
--------------------------------------------------------------------------------


                                     2 & 3

                           Merrill Lynch International Index Fund, June 30, 1998

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND           As of June 30, 1998
===================================================================================================================================
Assets:              Investment in Merrill Lynch International Index Series, at
                      value (identified cost--$96,924,375) (Note 1a) .................                                 $111,495,908
                     Deferred organization expenses (Note 1d) ........................                                       17,590
                     Prepaid registration fees and other assets (Note 1d) ............                                       38,718
                                                                                                                       ------------
                     Total assets ....................................................                                  111,552,216
                                                                                                                       ------------
===================================================================================================================================
Liabilities:         Payable to administrator (Note 2) ...............................                                        9,427
                     Payable to distributor (Note 2) .................................                                        3,718
                     Accrued expenses and other liabilities ..........................                                       96,988
                                                                                                                       ------------
                     Total liabilities ...............................................                                      110,133
                                                                                                                       ------------
====================================================================================================================================
Net Assets:          Net assets ......................................................                                 $111,442,083
                                                                                                                       ============
===================================================================================================================================
Net Assets           Class A Shares of Common Stock, $0.0001 par value, 125,000,000
Consist of:           shares authorized ..............................................                                 $        732
                     Class D Shares of Common Stock, $0.0001 par value, 125,000,000
                      shares authorized ..............................................                                          134
                     Paid-in capital in excess of par ................................                                   87,480,310
                     Undistributed investment income--net ............................                                    1,134,251
                     Undistributed realized capital gains on investments and foreign
                      currency transactions from the Series--net .....................                                    8,255,123
                     Unrealized appreciation on investments and foreign currency
                      transactions from the Series--net ..............................                                   14,571,533
                                                                                                                       ------------
                     Net assets ......................................................                                 $111,442,083
                                                                                                                       ============
===================================================================================================================================
Net Asset            Class A--Based on net assets of $94,252,049 and 7,320,586
Value:                shares outstanding .............................................                                 $      12.87
                                                                                                                       ============
                     Class D--Based on net assets of $17,190,034 and 1,336,155
                      shares outstanding .............................................                                 $      12.87
                                                                                                                       ============
===================================================================================================================================

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND           For the Six Months Ended June 30, 1998
===================================================================================================================================
Investment Income    Investment income allocated from the Series (net of $173,792
(Notes 1b & 1c):      foreign withholding tax) .......................................                                 $  1,734,610
                     Expenses allocated from the Series ..............................                                     (144,235)
                                                                                                                       ------------
                     Net investment income from the Series ...........................                                    1,590,375
                                                                                                                       ------------
===================================================================================================================================
Expenses:            Administration fee (Note 2) .....................................           $  135,819
                     Registration fees (Note 1d) .....................................               59,438
                     Transfer agent fees (Note 2) ....................................               41,832
                     Printing and shareholder reports ................................               27,659
                     Account maintenance fee--Class D (Note 2) .......................               21,849
                     Amortization of organization expenses (Note 1d) .................                1,995
                                                                                                 ----------
                     Total expenses before reimbursement .............................              288,592
                     Reimbursement of expenses (Note 2) ..............................              (43,137)
                                                                                                 ----------
                     Total expenses after reimbursement ..............................                                      245,455
                                                                                                                       ------------
                     Investment income--net ..........................................                                    1,344,920
                                                                                                                       ------------
===================================================================================================================================
Realized &           Realized gain from the Series on:
Unrealized             Investments--net ..............................................            6,117,722
Gain from the          Foreign currency transactions--net ............................            2,011,994               8,129,716
Series--Net:                                                                                     ----------
                     Change in unrealized appreciation on investments and foreign
                      currency transactions from the Series--net .....................                                   14,198,488
                                                                                                                       ------------
                     Net realized and unrealized gain on investments and foreign
                      currency transactions from the Series ..........................                                   22,328,204
                                                                                                                       ------------
                     Net Increase in Net Assets Resulting from Operations ............                                 $ 23,673,124
                                                                                                                       ============
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                     For the Period
MERRILL LYNCH                                                                                   For the Six              April 9,
INTERNATIONAL                                                                                  Months Ended              1997+ to
INDEX FUND           Increase (Decrease) in Net Assets:                                        June 30, 1998          Dec. 31, 1997
===================================================================================================================================
Operations:          Investment income--net ..........................................        $   1,344,920           $   1,446,154
                     Realized gain on investments and foreign currency transactions
                      from the Series--net ...........................................            8,129,716               2,058,988
                     Change in unrealized appreciation on investments and foreign
                      currency transactions from the Series--net .....................           14,198,488                 373,045
                                                                                              -------------           -------------
                     Net increase in net assets resulting from operations ............           23,673,124               3,878,187
                                                                                              -------------           -------------
===================================================================================================================================
Dividends &          Investment income--net:
Distributions to       Class A .......................................................                   --              (1,258,141)
Shareholders           Class D .......................................................                   --                (188,013)
(Note 1e):           In excess of investment income--net:
                       Class A .......................................................                   --                (183,280)
                       Class D .......................................................                   --                 (27,389)
                     Realized gain on investments from the Series--net:
                       Class A .......................................................                   --              (1,638,854)
                       Class D .......................................................                   --                (294,727)
                                                                                              -------------           -------------
                     Net decrease in net assets resulting from dividends and
                      distributions to shareholders ..................................                   --              (3,590,404)
                                                                                              -------------           -------------
===================================================================================================================================
Capital Share        Net increase (decrease) in net assets derived from capital
Transactions          share transactions .............................................          (47,956,696)            135,412,872
(Note 4):                                                                                     -------------           -------------
====================================================================================================================================
Net Assets:          Total increase (decrease) in net assets .........................          (24,283,572)            135,700,655
                     Beginning of period .............................................          135,725,655                  25,000
                                                                                              -------------           -------------
                     End of period* ..................................................        $ 111,442,083           $ 135,725,655
                                                                                              =============           =============
===================================================================================================================================
                     * Undistributed (accumulated distributions in excess of)
                      investment income--net .........................................        $   1,134,251           $    (210,669)
                                                                                              =============           =============
===================================================================================================================================

                     + Commencement of operations.

                     See Notes to Financial Statements.


                                     4 & 5

                           Merrill Lynch International Index Fund, June 30, 1998

FINANCIAL HIGHLIGHTS

                                                                             Class A                             Class D
                     The following per share data and ratios       -----------------------------     ------------------------------
                     have been derived from information            For the Six    For the Period      For the Six   For the Period
MERRILL LYNCH        provided in the financial statements.         Months Ended    April 9, 1997+    Months Ended   April 9, 1997+
INTERNATIONAL                                                        June 30,     to December 31,      June 30,     to December 31,
INDEX FUND           Increase (Decrease) in Net Asset Value:           1998             1997             1998            1997
===================================================================================================================================
Per Share            Net asset value, beginning of period .........  $ 10.56          $  10.00          $ 10.56        $ 10.00
Operating                                                            -------          --------          -------        -------
Performance:         Investment income--net .......................      .15               .10              .16            .15
                     Realized and unrealized gain on investments
                      and foreign currency transactions from the
                      Series--net..................................     2.16               .75             2.15            .67
                                                                     -------          --------          -------        -------
                     Total from investment operations .............     2.31               .85             2.31            .82
                                                                     -------          --------          -------        -------
                     Less dividends and distributions:
                       Investment income--net .....................       --              (.12)              --           (.10)
                       In excess of investment income--net ........       --              (.02)              --           (.01)
                       Realized gain on investments from the
                        Series--net ...............................       --              (.15)              --           (.15)
                                                                     -------          --------          -------        -------
                     Total dividends and distributions ............       --              (.29)              --           (.26)
                                                                     -------          --------          -------        -------
                     Net asset value, end of period ...............  $ 12.87          $  10.56          $ 12.87        $ 10.56
                                                                     =======          ========          =======        =======
===================================================================================================================================
Total Investment     Based on net asset value per share ...........    21.87%#            8.45%#          21.88%#         8.22%#
Return:                                                              =======          ========          =======        =======
===================================================================================================================================
Ratios to Average    Expenses, net of reimbursement++ .............      .65%*             .86%*            .90%*         1.11%*
Net Assets:                                                          =======          ========          =======        =======
                     Expenses++ ...................................      .73%*            1.10%*            .98%*         1.35%*
                                                                     =======          ========          =======        =======
                     Investment income--net .......................     2.42%*            1.64%*           2.17%*         1.67%*
                                                                     =======          ========          =======        =======
===================================================================================================================================
Supplemental         Net assets, end of period (in thousands) .....  $94,252          $115,190          $17,190        $20,536
Data:                                                                =======          ========          =======        =======
===================================================================================================================================

                  +     Commencement of operations.
                  ++    Includes the Fund's share of the Series' allocated
                        expenses.
                  #     Aggregate total investment return.
                  *     Annualized.

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH INTERNATIONAL INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch International Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income and realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D shares.


                                     6 & 7

                           Merrill Lynch International Index Fund, June 30, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH INTERNATIONAL INDEX FUND

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.24% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 1998, MLAM earned fees of $135,819, of which $43,137 was voluntarily waived.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 1998 were $2,991,901 and $51,125,103, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(47,956,696) and $135,412,872 for the six months ended June 30, 1998 and for the period April 9, 1997 to December 31, 1997, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 1998                             Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................             1,336,837           $(16,005,651
Shares redeemed ..................            (4,929,480)           (57,060,611)
                                              ----------           ------------
Net decrease .....................            (3,592,643)          $(41,054,960)
                                              ==========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Period                                         Dollar
April 9, 1997+ to December 31, 1997             Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................            13,557,058           $146,212,922
Shares issued to shareholders in
reinvestment of dividends
and distributions ................               282,548              3,003,483
                                              ----------           ------------
Total issued .....................            13,839,606            149,216,405
Shares redeemed ..................            (2,927,627)           (32,681,148)
                                              ----------           ------------
Net increase .....................            10,911,979           $116,535,257
                                              ==========           ============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 1998                             Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................               231,186           $ (2,796,464
Shares redeemed ..................              (839,686)            (9,698,200)
                                              ----------           ------------
Net decrease .....................              (608,500)          $ (6,901,736)
                                              ==========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Period                                         Dollar
April 9, 1997+ to December 31, 1997             Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................             2,975,922           $ 30,254,277
Shares issued to shareholders in
reinvestment of dividends
and distributions ................                44,774                475,948
                                              ----------           ------------
Total issued .....................             3,020,696             30,730,225
Shares redeemed ..................            (1,077,291)           (11,852,610)
                                              ----------           ------------
Net increase .....................             1,943,405           $ 18,877,615
                                               =========           ============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

SCHEDULE OF INVESTMENTS

                Merrill Lynch International Index Series
                --------------------------------------------------------------------------------
                                                                           Shares        Value
COUNTRY         Investments                                                 Held       (Note 1a)
================================================================================================
Australia       Australian Gas Light Company (The)                          9,700   $     60,692
                Boral Limited                                              36,500         68,513
                Broken Hill Proprietary Company Ltd.                       29,500        249,457
                CSR Limited                                                29,200         84,297
                Coca-Cola Amatil, Ltd.                                     13,900         92,999
                Coles Myer Ltd.                                            18,200         71,032
                Foster's Brewing Group Ltd.                                46,800        110,172
                ICI Australia Ltd.                                         13,300         78,686
                National Australia Bank Limited                            20,300        267,866
                News Corporation Ltd. (The)                                27,700        226,171
                News Corporation Ltd. (The) (Preferred)                    25,400        180,012
                Normandy Mining Ltd.                                       42,300         34,590
                North Ltd.                                                 30,100         61,908
                Pacific Dunlop Ltd.                                        45,500         73,569
                Pioneer International Ltd.                                 28,600         68,213
                Rio Tinto Ltd.                                              8,500        101,102
                Santos Ltd.                                                19,400         60,092
                Schroders Property Fund                                    75,200        113,671
                Smith (Howard) Ltd.                                         9,000         52,967
                Tabcorp Holdings Limited                                   14,400         73,597
                WMC Limited                                                24,800         74,667
                Westpac Banking Corporation                                28,900        176,350
                --------------------------------------------------------------------------------
                Total Investments in Australia (Cost--$2,802,204)--1.9%                2,380,623
================================================================================================
Austria         Bank Austria AG                                             6,450        525,075
                Bank Austria AG (Rights) (c)                                6,450              0
                EA--Generali AG                                               550        161,599
                Flughafen Wien AG                                           2,550        122,328
                Mayr-Melnhof Karton AG                                      1,550        101,339
                OMV AG (Class A)                                            1,850        247,881
                Oesterreichische
                  Elektrizitaetswirtschafts AG (Verbund)                    2,200        263,411
                VA--Technologie AG (VA TECH)                                1,200        149,350
                Wienerberger Baustoffindustrie AG                             850        205,687
                --------------------------------------------------------------------------------
                Total Investments in Austria (Cost--$1,474,954)--1.4%                  1,776,670
================================================================================================
Belgium         Barco NV (Belgian American Radio Corp.)                       500        139,785
                Bekaert NV                                                    129        107,153
                Cimenteries CBR Cementbedrijven SA                          1,500        168,145
                Electrabel SA                                               1,000        283,602
                Establissements Delhaize
                  Freres & Cie 'Le Lion' SA                                 2,100        146,774
                Fortis AG                                                     900        229,839
                Generale de Banque SA                                         400        297,043
                Glaverbel SA                                                  500         71,505
                Groupe Bruxelles Lambert SA                                   700        141,317
                Petrofina SA                                                  600        246,371
                Royale Belge SA                                               500        190,188
                Solvay SA                                                   2,000        158,602
                Union Miniere SA                                              900         55,645
                --------------------------------------------------------------------------------
                Total Investments in Belgium (Cost--$1,631,245)--1.7%                  2,235,969
================================================================================================
Denmark         D/S Norden A/S                                                 25        214,608
                D/S Svendborg A/S                                              20        244,435
                Danisco A/S                                                 1,700        114,273
                Den Danske Bank A/S                                         1,100        132,038
                Novo Nordisk A/S (Class B)                                  1,600        220,690
                Tele Danmark A/S (Class B)                                  3,300        316,892
                Unidanmark A/S                                              1,400        125,884
                --------------------------------------------------------------------------------
                Total Investments in Denmark (Cost--$937,756)--1.1%                    1,368,820
================================================================================================
Finland         Kesko OY                                                    4,600         72,592
                Merita OY (Class A)                                        18,700        123,500
                Nokia Oyj AB (Series A)                                     8,200        604,382
                Nokia Oyj AB (Series K)                                     3,000        220,842
                Outokumpu Oyj                                               6,300         80,455
                Sampro Insurance Company Ltd.                               1,900         90,125
                UPM-Kymmene Oyj                                             5,500        151,515
                --------------------------------------------------------------------------------
                Total Investments in Finland (Cost--$765,895)--1.0%                    1,343,411
================================================================================================


                                     8 & 9

                           Merrill Lynch International Index Fund, June 30, 1998

                Merrill Lynch International Index Series (continued)
                --------------------------------------------------------------------------------
                                                                           Shares        Value
COUNTRY         Investments                                                 Held       (Note 1a)
================================================================================================
France          Accor SA                                                      800   $    223,976
                Alcatel Alsthom Cie Generale
                  d'Electricite SA                                          3,650        743,468
                Axa SA                                                      7,400        832,630
                Banque Nationale de Paris SA (BNP)                          4,900        400,530
                Bouygues SA                                                   750        136,262
                Canal+ (e)                                                    750        140,233
                Carrefour Supermarche SA                                      900        569,620
                Compagnie de Saint-Gobain SA                                2,100        389,526
                Compagnie Financiere de Paribas SA                          3,800        406,817
                Compagnie Generale des
                  Etablissements Michelin SA (Class B)                      3,300        190,568
                Comptoirs Modernes SA                                         220        114,669
                Elf Aquitaine SA                                            6,250        879,044
                Eridania Beghin-Say SA                                        700        154,629
                France Telecom SA                                          17,950      1,238,546
                Generale des Eaux SA                                        3,000        640,854
                Groupe Danone SA                                            1,600        441,334
                Havas SA                                                    2,000        169,769
                Imetal SA                                                     500         68,752
                L'Air Liquide SA                                            2,081        344,378
                L'Oreal SA                                                  1,500        834,698
                LVMH Moet-Hennessy Louis Vuitton SA                         2,000        400,430
                Lafarge SA                                                  2,300        237,859
                Lagardere SCA                                               3,000        124,944
                Legrand SA                                                    650        172,086
                Lyonnaise des Eaux SA                                       2,750        452,759
                Pathe SA                                                      300         58,824
                Pernod Ricard SA                                            1,500        103,996
                Peugeot SA                                                  1,200        258,129
                Pinault-Printemps-Redoute SA                                  500        418,632
                Promodes SA                                                   450        249,442
                Rallye, 3% due 1/01/2003                                Ffr   537         34,298
                Rallye, 4.50% due 1/01/2005                             Ffr   537         51,536
                Rhone-Poulenc SA (Class A)                                  8,250        465,500
                SAGEM SA                                                      100         77,836
                Sanofi SA                                                   2,550        300,000
                Schneider SA                                                3,500        279,201
                Sidel SA                                                      950         69,165
                Societe Bic SA                                              1,450        103,169
                Societe Generale de France SA                               2,250        467,982
                Societe Nationale d'Exploitation
                  Industrielle des Tabacs et Allumettes SA                  1,550         70,274
                Sodexho Alliance SA                                           800        151,303
                Thomson-CSF SA                                              2,800        106,561
                Total SA (Class B)                                          5,550        721,817
                Usinor-Sacilor SA                                           6,200         95,819
                Valeo SA                                                    1,700        173,840
                --------------------------------------------------------------------------------
                Total Investments in France (Cost--$10,064,095)--11.4%                14,565,705
================================================================================================
Germany         AMB Aachener und Muenchener Beteiligungs AG                 1,250        146,106
                Adidas AG                                                   1,400        243,906
                Allianz AG                                                  6,250      2,082,525
                BASF AG                                                    17,950        852,655
                Bayer AG                                                   20,350      1,052,897
                Bayerische Hypotheken-und Wechsel-Bank AG                   7,250        459,450
                Bayerische Vereinsbank AG                                   8,550        724,657
                Beiersdorf AG                                               3,350        213,411
                Bugerus AG                                                    200         99,723
                CKAG Colonia Konzern AG                                       950        117,882
                Continental AG                                              4,400        138,201
                Daimler-Benz AG                                            14,200      1,396,244
                Daimler-Benz AG (Rights)                                   14,200         15,732
                Degussa AG                                                  3,000        191,945
                Deutsche Bank AG                                           14,250      1,204,603
                Deutsche Telekom AG                                        62,300      1,704,864
                Dresdner Bank AG                                           13,550        731,844
                Friedrich Grohe AG (Preferred)                                300        101,374
                Heidelberger Zement AG                                      1,900        179,980
                Hochtief AG                                                 3,050        146,316
                Karstadt AG                                                   350        170,134
                Linde AG                                                      300        206,071
                Lufthansa AG                                               11,550        290,797
                MAN AG                                                        450        175,493
                METRO AG                                                    6,600        398,515
                METRO AG (Rights) (b)                                       6,600            256
                Mannesmann AG                                              10,500      1,078,966
                Merck KGaA                                                  6,200        277,853
                Muenchener Rueckversicherungs-Gesellschaft AG               2,200      1,091,957
                Preussag AG                                                   500        178,928
                RWE AG                                                      9,050        535,420
                RWE AG (Preferred)                                          5,850        249,853
                SAP AG                                                      1,700      1,031,188
                SAP AG (Preferred)                                          1,200        814,314
                SGL CARBON AG                                                 800         93,153
                Schering AG                                                 2,250        264,860
                Siemens AG                                                 15,300        933,578
                Thyssen AG                                                  1,100        279,692
                VEBA AG                                                    13,200        887,337
                Viag AG                                                       750        516,009
                Volkswagen AG                                                 800        772,435
                Volkswagen AG (Preferred)                                     250        172,280
                --------------------------------------------------------------------------------
                Total Investments in Germany (Cost--$15,639,097)--17.3%               22,223,404
================================================================================================
Hong Kong       Cheung Kong (Holdings) Limited                             19,000         93,429
                China Light & Power Company, Limited                       14,000         63,783
                Hang Seng Bank Limited                                     11,000         62,183
                Hong Kong Telecommunications Ltd.                          64,200        120,560
                Hutchison Whampoa Ltd.                                     21,000        110,853
                Sun Hung Kai Properties Limited                            17,000         72,185
                --------------------------------------------------------------------------------
                Total Investments in Hong Kong (Cost--$830,421)--0.4%                    522,993
================================================================================================
Ireland         Allied Irish Banks PLC                                     23,100        333,261
                CRH PLC                                                    14,000        198,463
                Greencore Group PLC                                        29,000        157,650
                Jefferson Smurfit Group PLC                                42,000        124,698
                --------------------------------------------------------------------------------
                Total Investments in Ireland (Cost--$612,569)--0.6%                      814,072
================================================================================================
Italy           Assicurazioni Generali SpA                                 36,400      1,183,973
                Banca Commerciale Italiana SpA                             77,600        464,203
                Banca Popolare di Milano SpA (SCRL)                        13,300        105,906
                Banco Ambrosiano Veneto SpA                                34,100        190,841
                Benetton SpA (e)                                           98,000        203,500
                Bulgari SpA                                                13,700         71,854
                Cartiere Burgo SpA                                         13,000        104,139
                Credito Italiano SpA                                      111,200        582,282
                Edison SpA                                                 31,800        255,277
                Ente Nazionale Idrocarburi (ENI) SpA                      331,900      2,175,934
                Fiat SpA                                                  157,900        691,312
                Fiat SpA (Preferred)                                       52,500        130,733
                Fiat SpA (RNC)                                             43,400        107,462
                Istituto Bancario San Paolo di Torino SpA                  35,600        513,866
                Istituto Mobiliare Italiano SpA                            26,600        419,133
                Istituto Nazionale delle Assicurazioni (INA) SpA          180,600        513,241
                Italcementi SpA                                             9,900         89,028
                Italgas SpA                                                38,300        156,045
                Mediaset SpA                                               51,600        329,433
                Mediobanca-Banca di Credito                                22,900        290,599
                MontEdison SpA                                            224,900        279,068
                Olivetti Group SpA (e)                                    130,300        193,947
                Parmalat Finanziaria SpA                                   83,300        169,928
                Pirelli SpA                                                80,400        251,109
                Riunione Adriatica di Sicurta SpA                          16,700        217,560
                Sirti SpA                                                  23,000        125,160
                Telecom Italia Mobile SpA                                 152,700      1,124,412
                Telecom Italia Mobile SpA (TIM) (RISP)                    274,700      1,680,354
                Telecom Italia Mobile SpA (TIM) (RNC)                      68,700        231,964
                Telecom Italia SpA                                         39,600        191,760
                --------------------------------------------------------------------------------
                Total Investments in Italy (Cost--$8,334,726)--10.2%                  13,044,023
================================================================================================
Japan           Acom Co., Ltd.                                              4,000        190,229
                Advantest Corporation                                       2,200        118,438
                Ajinomoto Co., Inc.                                        20,000        175,363
                Alps Electric Co. Ltd.                                      4,000         47,629
                Aoyama Trading Co., Ltd.                                    3,500         86,382
                Asahi Bank, Ltd.                                           67,000        294,942
                Asahi Breweries, Ltd.                                      10,000        126,290
                Asahi Chemical Industry Co., Ltd.                          44,000        158,764
                Asahi Glass Co., Ltd.                                      28,000        151,548
                Autobacs Seven Co., Ltd.                                    1,000         28,650
                Bank of Tokyo-Mitsubishi, Ltd.                            117,000      1,240,333
                Bank of Yokohama, Ltd.                                     30,000         73,609
                Bridgestone Corporation                                    20,000        473,406
                CSK Corporation                                             1,000         19,918
                Canon Inc.                                                 22,000        500,108
                Casio Computer Co., Ltd.                                    8,000         74,417
                Chiba Bank Ltd.                                            24,000         83,135
                Chugai Pharmaceutical Co., Ltd.                            19,000        124,500
                Citizen Watch Co., Ltd.                                    14,000        115,681
                Cosmo Oil Company, Ltd.                                    38,000         68,557
                Credit Saison Co., Ltd.                                     3,000         59,537
                Dai Nippon Printing Co., Ltd.                              18,000        287,725
                Daiei, Inc. (The)                                          16,000         37,526
                Daimaru, Inc.                                              18,000         47,283
                Dainippon Ink & Chemicals, Inc.                            29,000         88,944
                Dainippon Screen Manufacturing Co., Ltd.                    4,000         16,396
                Daiwa House Industry Co., Ltd.                             15,000        132,604
                Daiwa Securities Co., Ltd.                                 42,000        180,948
                East Japan Railway Co.                                        110        517,572


                                    10 & 11

                           Merrill Lynch International Index Fund, June 30, 1998

                Merrill Lynch International Index Series (continued)
                --------------------------------------------------------------------------------
                                                                           Shares        Value
COUNTRY         Investments                                                 Held       (Note 1a)
================================================================================================
Japan           Ebara Corporation                                          12,000   $    106,863
(concluded)     Eisai Co., Ltd.                                             8,000        109,114
                Fanuc Ltd.                                                  6,000        207,837
                Fuji Bank, Ltd.                                            74,000        330,562
                Fuji Photo Film Co., Ltd.                                  12,000        418,272
                Fujikura Ltd.                                               6,000         26,759
                Fujita Kanko Inc.                                           1,000          8,155
                Fujitsu Limited                                            48,000        505,737
                Gunma Bank, Ltd.                                           10,000         67,763
                Hankyu Department Stores, Inc.                              2,000         10,421
                Hirose Electric Co., Ltd.                                   1,000         48,856
                Hitachi Ltd.                                               92,000        600,851
                Honda Motor Co., Ltd.                                      24,000        855,596
                Hoya Corporation                                            2,000         56,722
                Industrial Bank of Japan Ltd.                              57,000        357,870
                Isetan Company Limited                                      6,000         50,227
                Ito Yokado Co., Ltd.                                        8,000        376,994
                Itochu Corporation                                         47,000        101,754
                Japan Airlines Company, Ltd. (e)                           44,000        122,566
                Japan Energy Corp.                                         57,000         60,468
                Joyo Bank, Ltd.                                            24,000         88,677
                Jusco Co., Ltd.                                            10,000        183,662
                Kajima Corporation                                         62,000        170,023
                Kaneka Corporation                                         19,000        100,094
                Kansai Electric Power Co., Inc. (The)                      23,600        410,449
                Kao Corporation                                            16,000        157,032
                Kawasaki Heavy Industries Ltd.                             52,000        105,074
                Kawasaki Steel Corporation                                125,000        225,442
                Keihin Electric Express Railway Co., Ltd.                  40,000        116,042
                Kinden Corporation                                         17,000        206,105
                Kirin Brewery Company Ltd.                                 32,000        302,519
                Kokuyo Co., Ltd.                                            4,000         67,835
                Komatsu Ltd.                                               29,000        141,055
                Konami Co., Ltd.                                            1,000         21,541
                Kubota Corporation                                         45,000        103,919
                Kurita Water Industries Ltd.                                2,000         23,670
                Kyocera Corporation                                         5,300        259,320
                Lion Corporation                                           52,000        176,373
                Marubeni Corporation                                       74,000        147,925
                Marui Co., Ltd.                                            10,000        149,383
                Matsushita Electric Industrial Co., Ltd.                   54,000        869,019
                Minebea Co., Ltd.                                           8,000         79,729
                Mitsubishi Chemical Corp.                                  57,000        103,247
                Mitsubishi Corporation                                     36,000        223,426
                Mitsubishi Electric Corporation                            77,000        177,260
                Mitsubishi Estate Co., Ltd.                                31,000        272,930
                Mitsubishi Heavy Industries, Ltd.                          93,000        351,677
                Mitsubishi Logistics Corporation                            3,000         26,781
                Mitsubishi Materials Corporation                           50,000        102,115
                Mitsubishi Trust and Banking Corp.                         26,000        221,217
                Mitsui & Co., Ltd.                                         41,000        221,909
                Mitsui Fudosan Co., Ltd.                                   15,000        118,640
                Mitsui Marine & Fire Insurance Co., Ltd.                   28,000        140,839
                Mitsui Mining & Smelting Co., Ltd.                         10,000         41,567
                Mitsui O.S.K. Lines, Ltd.                                  42,000         71,530
                Mitsui Trust & Banking Company, Ltd.                       41,000         96,753
                Mitsukoshi, Ltd.                                            9,000         25,915
                Murata Manufacturing Company, Ltd.                          6,000        194,848
                Mycal Corporation                                          12,000         76,208
                NEC Corporation                                            40,000        373,241
                NKK Corporation                                           137,000        131,493
                NSK Ltd.                                                   19,000         77,470
                Namco Limited                                               1,000         23,382
                Nankai Electric Railway Co., Ltd.                          40,000        173,198
                Nichido Fire & Marine Insurance Co., Ltd.                  12,000         62,785
                Nikon Corporation                                           8,000         57,617
                Nippon Comsys Corporation                                   4,000         46,013
                Nippon Express Co., Ltd.                                   51,000        273,826
                Nippon Fire & Marine Insurance Co., Ltd.                   11,000         45,010
                Nippon Light Metal Company Ltd.                            38,000         43,877
                Nippon Oil Co., Ltd.                                       35,000        113,156
                Nippon Paper Industries Co., Ltd.                          24,000        100,108
                Nippon Steel Corp.                                        229,000        403,233
                Nippon Telegraph & Telephone Corp. (e)                        325      2,697,192
                Nippon Yusen Kabushiki Kaisha Chiyoda                      36,000        122,105
                Nippondenso Finance NV                                     23,000        381,756
                Nissan Food Products                                        3,000         53,800
                Nissan Motor Co., Ltd.                                     66,000        208,141
                Nomura Securities Co., Ltd.                                50,000        582,738
                Noritake Co., Ltd.                                          2,000          9,382
                OJI Paper Co., Ltd.                                        33,000        143,840
                Obayashi Corporation                                       19,000         80,624
                Omron Corporation                                           6,000         91,795
                Orix Corporation                                            1,600        108,191
                Osaka Gas Co., Ltd.                                        57,000        146,438
                Pioneer Electronic Corp.                                    4,000         76,496
                Rohm Co., Ltd.                                              3,000        308,509
                SMC Corporation                                             1,600        121,815
                Sakura Bank Ltd.                                          100,000        259,796
                Sankyo Company Limited                                     12,000        273,653
                Sanyo Electric Co., Ltd.                                   69,000        209,136
                Secom Co., Ltd.                                             3,000        173,414
                Sega Enterprises, Ltd.                                      3,000         51,851
                Seino Transportation Co., Ltd.                             15,000         83,351
                Sekisui Chemical Co., Ltd.                                 13,000         66,609
                Sekisui House, Ltd.                                        19,000        147,398
                Seventy-Seven Bank Ltd.                                    10,000         83,712
                Sharp Corporation                                          30,000        243,342
                Shimano Inc.                                                4,000        101,609
                Shimizu Corporation                                        58,000        167,425
                Shin-Etsu Chemical Co., Ltd.                               10,000        173,198
                Shiseido Company, Ltd.                                     11,000        125,106
                Shizuoka Bank, Ltd. (The)                                  16,000        172,043
                Sony Corporation                                           10,500        905,500
                Sumitomo Bank, Ltd.                                        75,000        730,678
                Sumitomo Chemical Co., Ltd.                                64,000        197,676
                Sumitomo Corporation                                       26,000        125,149
                Sumitomo Electric Industries Ltd.                          22,000        222,748
                Sumitomo Heavy Industries, Ltd.                            19,000         43,464
                Sumitomo Marine & Fire Insurance Co., Ltd.                 18,000        100,801
                Sumitomo Metal Industries, Ltd.                            66,000        106,213
                Taisho Pharmaceutical Co., Ltd.                             7,000        130,837
                Taiyo Yuden Co., Ltd.                                       2,000         21,303
                Takara Shuzo Co., Ltd.                                      2,000          8,314
                Takashimaya Co.                                             9,000         67,937
                Takeda Chemical Industries, Ltd.                           21,000        559,212
                Toho Co., Ltd.                                              1,000        105,362
                Tohoku Electric Power Company, Inc.                        22,700        335,004
                Tokai Bank, Limited                                        50,000        275,674
                Tokio Marine & Fire Insurance Co., Ltd.                    26,000        267,562
                Tokyo Broadcasting System, Inc.                             4,000         44,743
                Tokyo Dome Corporation                                      3,000         16,237
                Tokyo Electric Power Co., Inc. (The)                       42,400        832,272
                Tokyo Electron Limited                                      3,000         92,011
                Tokyo Gas Co., Ltd.                                       103,000        229,683
                Tokyu Corporation                                          25,000         75,954
                Toppan Printing Co., Ltd.                                  18,000        192,769
                Toray Industries, Inc.                                     40,000        207,838
                Tostem Corporation                                          7,000         90,828
                Toto Ltd.                                                   8,000         48,669
                Toyo Seikan Kaisha, Ltd.                                    6,000         73,609
                Toyoda Automatic Loom Works, Ltd.                           8,000        141,445
                Toyota Motor Corporation                                   95,000      2,461,210
                UNI-CHARM Corporation                                       2,200         81,605
                UNY Co., Ltd.                                               5,000         81,186
                Wacoal Corp.                                               12,000        122,104
                Yamaguchi Bank Ltd.                                         6,000         77,074
                Yamaha Corporation                                          6,000         58,454
                Yamanouchi Pharmaceutical Co., Ltd.                        12,000        250,271
                Yamato Transport Co., Ltd.                                 12,000        134,661
                Yamazaki Baking Co., Ltd.                                   8,000         71,011
                Yasuda Trust & Banking Co., Ltd. (e)                       29,000         27,206
                Yokogawa Electric Corporation                              11,000         58,743
                --------------------------------------------------------------------------------
                Total Investments in Japan (Cost--$43,146,143)--27.7%                 35,577,462
================================================================================================
Malaysia        Rashid Hassain BHD                                         99,000         40,389
                Resorts World BHD                                          43,000         47,334
                Telekom Malaysia BHD                                       34,000         57,453
                --------------------------------------------------------------------------------
                Total Investments in Malaysia (Cost--$513,263)--0.1%                     145,176
================================================================================================
Netherlands     ABN AMRO Holding N.V.                                      11,200        262,621
                Akzo Nobel N.V.                                               800        178,207
                Elsevier N.V.                                               6,800        102,837
                Heineken N.V. (e)                                           3,750        147,599
                Internationale Nederlanden Groep N.V.                       7,100        465,872
                Koninklijke Ahold N.V.                                      4,800        154,404
                Philips Electronics N.V.                                    2,900        244,286
                Royal Dutch Petroleum N.V.                                 14,700        816,828
                Royal PTT Nederland N.V.                                    4,800        185,143
                TNT Post Group N.V. (e)                                     4,800        122,956
                Unilever N.V.                                               5,000        397,537
                Wolters Kluwer N.V.                                           700         96,276
                --------------------------------------------------------------------------------
                Total Investments in the Netherlands (Cost--$2,278,446)--2.5%          3,174,566
================================================================================================
New Zealand     Brierley Investments Limited                              138,800         69,076
                Fletcher Challenge Building                                34,900         43,421
                Fletcher Challenge Paper                                   50,300         55,802
                Telecom Corporation of New Zealand                         32,800        135,008
                --------------------------------------------------------------------------------
                Total Investments in New Zealand (Cost--$494,112)--0.2%                  303,307
================================================================================================


                                    12 & 13

                           Merrill Lynch International Index Fund, June 30, 1998

                Merrill Lynch International Index Series (continued)
                --------------------------------------------------------------------------------
                                                                           Shares        Value
COUNTRY         Investments                                                 Held       (Note 1a)
================================================================================================
Norway          Aker RGI ASA (Class A)                                      3,700   $     58,178
                Aker RGI ASA (Class B)                                      1,900         27,148
                Christiania Bank og Kreditkasse                            23,800         99,691
                Dyno Industriere ASA                                        5,400         96,536
                Elkem ASA                                                   4,200         50,421
                Kvaerner ASA                                                2,000         67,854
                Norsk Hydro ASA                                             5,900        259,836
                Orkla ASA (Class A)                                         5,200        121,120
                Petroleum GEO-Services ASA                                  2,800         87,323
                Storebrand ASA (e)                                         11,400        101,155
                --------------------------------------------------------------------------------
                Total Investments in Norway (Cost--$1,079,900)--0.8%                     969,262
================================================================================================
Portugal        Banco Comercial Portugues SA (BCP)                          4,400        124,996
                Banco Espirito Santo e Comercial de Lisboa SA               3,600        108,158
                Cimpor-Cimentos de Portugal, SGPS SA                        2,900        101,936
                EDP-Electricidade de Portugal SA                            8,600        200,013
                Jeronimo Martins, SGPS SA                                   1,700         81,708
                Portugal Telecom SA                                         4,200        222,708
                --------------------------------------------------------------------------------
                Total Investments in Portugal (Cost--$842,242)--0.6%                     839,519
================================================================================================
Singapore       City Development Ltd.                                      11,000         30,749
                Creative Technology Ltd. (e)                                1,000         12,141
                DBS Land Ltd.                                              58,000         48,090
                Keppel Corporation Ltd.                                    59,000         88,753
                --------------------------------------------------------------------------------
                Total Investments in Singapore (Cost--$566,574)--0.1%                    179,733
================================================================================================
Spain           Acerinox, SA                                                  500         66,636
                Autopista Concesionaria Espanola, SA (ACESA)                9,800        152,055
                Autopista Concesionaria Espanola, SA (Rights) (d)           9,800          7,427
                Banco Bilbao Vizcaya, SA                                   16,300        838,054
                Banco Central Hispanoamericano, SA                          8,600        270,804
                Banco Santander, SA                                        23,800        610,276
                Corporacion Bancaria de Espana, SA (Argentaria)            13,200        296,649
                Corporacion Financiera Alba, SA                               700         74,541
                Endesa SA                                                  25,300        554,527
                Fomento de Construcciones y Contratas, SA                   2,400        124,022
                Gas Natural SDG, SA                                         4,000        289,541
                Iberdrola, SA                                              22,800        370,889
                Repsol, SA                                                  8,400        462,612
                Tabacalera, SA (e)                                          6,000        123,081
                Telefonica de Espana, SA                                   23,600      1,093,121
                Union Electrica-Fenosa, SA                                  9,700        125,155
                --------------------------------------------------------------------------------
                Total Investments in Spain (Cost--$3,353,082)--4.2%                    5,459,390
================================================================================================
Sweden          ABB AB (A Shares)                                           9,800        138,868
                Astra AB 'A' Fria                                          15,000        306,602
                Electrolux AB                                               6,000        103,079
                H & M Hennes & Mauritz AB                                   2,600        165,954
                Skandia Forsakrings AB                                      7,500        107,217
                Skandinaviska Enskilda Banken AB                            6,900        118,108
                Skanska Banken AB (B Shares)                                2,200         98,765
                Svenska Cellulosa AB (SCA) (B Shares)                       3,900        100,991
                Svenska Handelsbanken AB                                    2,800        129,914
                Telefonaktiebolaget LM Ericsson (B Shares)                 20,400        596,050
                Volvo AB                                                    4,300        128,064
                --------------------------------------------------------------------------------
                Total Investments in Sweden (Cost--$1,399,192)--1.6%                   1,993,612
================================================================================================
Switzerland     ABB AG (Bearer)                                                80        118,221
                Credit Suisse Group AG (Registered Shares)                  1,350        300,584
                Nestle SA                                                     185        396,167
                Novartis AG                                                   280        466,236
                Roche Holding AG                                               34        334,101
                Schweizerische Rueckversicherungs- Gesellschaft AG             80        202,454
                UBS AG (e)                                                  1,006        374,228
                Zuerich Versicherungs-Gesellschaft                            300        191,582
                --------------------------------------------------------------------------------
                Total Investments in Switzerland (Cost--$1,561,235)--1.9%              2,383,573
================================================================================================
United Kingdom  Abbey National PLC                                         11,000        195,465
                B.A.T. Industries PLC                                      24,900        249,274
                BG PLC                                                     32,100        185,581
                BTR PLC (e)                                                33,069         93,798
                Barclays PLC                                               11,300        325,798
                Bass PLC                                                    9,196        172,308
                Boots Company PLC (The)                                    10,500        173,966
                British Aerospace PLC                                      14,400        110,281
                British Airways PLC                                        11,700        126,597
                British Petroleum Co. PLC (The)                            40,800        594,974
                British Sky Broadcasting Group PLC                         15,500        111,335
                British Telecommunications PLC                             47,400        585,243
                Burmah Castrol PLC                                          9,600        171,388
                Cable & Wireless PLC                                       19,900        241,719
                Cadbury Schweppes PLC                                      12,100        187,252
                Carlton Communications PLC                                 15,500        138,360
                Diageo PLC                                                 19,837        234,996
                EMI Group PLC                                              11,800        103,167
                General Electric Company PLC                               26,200        225,786
                Glaxo Wellcome PLC                                         25,400        762,414
                Granada Group PLC                                           9,100        167,321
                Great Universal Stores PLC                                 10,300        135,766
                HSBC Holdings PLC                                           6,700        170,032
                HSBC Holdings PLC                                          13,100        317,368
                Imperial Chemical Industries PLC                            8,000        128,407
                Kingfisher PLC                                              7,300        117,538
                Lloyds/TSB PLC                                             38,000        531,634
                LucasVarity PLC                                            20,700         82,200
                Marks and Spencer PLC                                      23,500        213,889
                National Grid Group PLC                                    19,125        128,917
                National Power PLC                                         11,700        110,101
                Pearson PLC                                                 7,000        128,241
                Peninsular & Oriental Steam Navigation Co. (The)           10,700        154,071
                Prudential Corporation PLC                                 15,700        206,813
                Railtrack Group PLC (e)                                     6,100        149,513
                Rank Group PLC                                             17,600         96,613
                Reed International PLC                                     11,500        103,998
                Reuters Group PLC                                          14,906        170,364
                Rio Tinto PLC                                              10,200        114,876
                Royal & Sun Alliance Insurance Group PLC                   13,900        143,675
                Royal Bank of Scotland Group PLC                            8,100        140,554
                Sainsbury (J.) PLC                                         17,100        152,357
                Scottish & Newcastle PLC                                   10,400        147,148
                Scottish Power PLC                                         13,900        121,759
                SmithKline Beecham PLC                                     40,000        488,203
                Tesco PLC                                                  19,372        189,085
                Unilever PLC                                               26,100        277,835
                Vodafone Group PLC                                         25,400        322,299
                Zeneca Group PLC                                            7,500        321,854
                --------------------------------------------------------------------------------
                Total Investments in the United Kingdom (Cost--$8,226,892)--8.2%      10,522,133


================================================================================================
SHORT-TERM        Face
SECURITIES       Amount                          Issue
================================================================================================
Commercial      $2,350,000    General Motors Acceptance Corp., 6.50% due 7/01/1998     2,350,000
Paper*           3,000,000    Lexington Parker Capital Co., LLC, 5.53% due 7/09/1998   2,996,313
                 4,000,000    Park Avenue Receivables Corp., 5.54% due 8/13/1998       3,973,531
                 4,000,000    Three Rivers Funding Corp., 5.57% due 7/20/1998          3,987,004
                 4,000,000    Variable Funding Capital Corp., 5.57% due 7/20/1998      3,988,241
                --------------------------------------------------------------------------------
                Total Investments in Commercial Paper (Cost--$17,295,089)--13.5%      17,295,089
================================================================================================


                                    14 & 15

                           Merrill Lynch International Index Fund, June 30, 1998

SCHEDULE OF INVESTMENTS (concluded)

                Merrill Lynch International Index Series (concluded)
===================================================================================================================
SHORT-TERM
SECURITIES        Face                                                                                      Value
(concluded)      Amount                                     Issue                                         (Note 1a)
===================================================================================================================
US Government   $1,000,000    Federal Home Loan Mortgage Corp., 5.39% due 7/01/1998 (a)               $   1,000,000
Agency             200,000    Federal National Mortgage Association, 5.40% due 9/08/1998 (a)                197,910
Obligations*    ---------------------------------------------------------------------------------------------------
                Total Investments in US Government Agency Obligations (Cost--$1,197,930)--0.9%            1,197,910
===================================================================================================================
                Total Investments in Short-Term Investments (Cost--$18,493,019)--14.4%                   18,492,999
===================================================================================================================
                Total Investments (Cost--$125,047,062)--109.3%                                          140,316,422
                Unrealized Appreciation on Forward Foreign Exchange Contracts**--0.0%                         2,020
                Variation Margin on Financial Futures Contracts***--(0.2%)                                 (204,779)
                Liabilities in Excess of Other Assets--(9.1%)                                           (11,711,223)
                                                                                                       ------------
                Net Assets--100.0%                                                                     $128,402,440
                                                                                                       ============
===================================================================================================================

(a) Security held as collateral in connection with open financial futures contracts.
(b)   The rights may be exercised until July 6, 1998.
(c)   The rights may be exercised until July 13, 1998.
(d)   The rights may be exercised until July 10, 1998.
(e)   Non-income producing security.
* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Series.
**    Forward foreign exchange contracts as of June 30, 1998 were as follows:

--------------------------------------------------------------------------------
                                                                  Unrealized
Foreign                                                          Appreciation
Currency                                      Expiration        (Depreciation)
Purchased                                         Date            (Note 1b)
--------------------------------------------------------------------------------
A$                   735,294                   July 1998         $ 10,022
HK$                2,336,100                   July 1998              132
(pound)            1,251,877                   July 1998              200
Skr                7,937,500                   July 1998           (8,334)
--------------------------------------------------------------------------------
Total Unrealized Appreciation on Forward
Foreign Exchange Contracts -- Net
(US$ Commitment -- $3,836,925)                                    $ 2,020
                                                                  =======
--------------------------------------------------------------------------------

***   Financial futures contracts purchased as of June 30, 1998 were as follows:

--------------------------------------------------------------------------------
Number of                                    Expiration              Value
Contracts     Issue              Exchange       Date            (Notes 1a & 1b)
--------------------------------------------------------------------------------
   13      All Ordinaries        SFE        September 1998        $  542,403
   23      FTSE                  LIFFE      September 1998         2,260,701
    4      Hang Seng             HKFE         July 1998              222,506
  150      Nikkei 300            OSAKA      September 1998         2,632,604
  124      OMX                   OMLX         July 1998            1,204,897
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$6,811,870)                               $ 6,863,111
                                                                 ===========
--------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES    As of June 30, 1998
==============================================================================================================================
Assets:         Investments, at value (identified cost--$125,047,062) (Note 1a) ................                  $140,316,422
                Unrealized appreciation on forward foreign exchange contracts (Note 1b) ........                         2,020
                Cash ...........................................................................                         5,516
                Foreign cash (Note 1c) .........................................................                       479,762
                Receivables:
                  Contributions ................................................................    $    693,622
                  Dividends ....................................................................         564,737
                  Securities sold ..............................................................         356,708     1,615,067
                                                                                                    ------------
                Deferred organization expenses (Note 1f) .......................................                        11,163
                                                                                                                  ------------
                Total assets ...................................................................                   142,429,950
                                                                                                                  ------------
==============================================================================================================================
Liabilities:    Payables:
                  Securities purchased .........................................................      12,404,093
                  Withdrawals ..................................................................       1,351,987
                  Variation margin (Note 1b) ...................................................         204,779
                  Forward foreign exchange contracts (Note 1b) .................................          22,507
                  Investment adviser (Note 2) ..................................................          12,223    13,995,589
                                                                                                    ------------
                Accrued expenses and other liabilities .........................................                        31,921
                                                                                                                  ------------
                Total liabilities ..............................................................                    14,027,510
                                                                                                                  ------------
==============================================================================================================================
Net Assets:     Net assets .....................................................................                  $128,402,440
                                                                                                                  ============
==============================================================================================================================
Net Assets      Partners' capital ..............................................................                  $113,091,311
Consist of:     Unrealized appreciation on investments and foreign currency transactions--net ..                    15,311,129
                                                                                                                  ------------
                Net assets .....................................................................                  $128,402,440
                                                                                                                  ============
==============================================================================================================================

                See Notes to Financial Statements.


                                    16 & 17

                           Merrill Lynch International Index Fund, June 30, 1998

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES    For the Six Months Ended June 30, 1998
==============================================================================================================================
Investment      Dividends (net of $196,357 foreign withholding tax) ............................                  $  1,601,533
Income          Interest and discount earned ...................................................                       345,670
(Notes 1d       Other ..........................................................................                           882
& 1e):                                                                                                            ------------
                Total income ...................................................................                     1,948,085
                                                                                                                  ------------
==============================================================================================================================
Expenses:       Investment advisory fees (Note 2) ..............................................     $    69,050
                Custodian fees .................................................................          54,734
                Accounting services (Note 2) ...................................................          25,250
                Professional fees ..............................................................           9,347
                Amortization of organization expenses (Note 1f) ................................           1,044
                Trustees' fees and expenses ....................................................             721
                Other ..........................................................................               7
                                                                                                     -----------
                Total expenses .................................................................                       160,153
                                                                                                                  ------------
                Investment income--net .........................................................                     1,787,932
                                                                                                                  ------------
==============================================================================================================================
Realized &      Realized gain (loss) from:
Unrealized        Investments--net .............................................................       9,443,751
Gain (Loss)       Foreign currency transactions--net ...........................................         (38,964)    9,404,787
on Investments                                                                                       -----------
& Foreign       Change in unrealized appreciation/depreciation on:
Currency          Investments--net .............................................................      14,786,172
Transactions--    Foreign currency transactions--net ...........................................         108,350    14,894,522
Net (Notes 1b,                                                                                       -----------  ------------
1c, 1e &3)      Net realized and unrealized gain on investments and foreign currency
                 transactions ..................................................................                    24,299,309
                                                                                                                  ------------
                Net Increase in Net Assets Resulting from Operations ...........................                  $ 26,087,241
                                                                                                                  ============
==============================================================================================================================

                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                  For the Period
MERRILL LYNCH                                                                                      For the Six       April 9,
INTERNATIONAL                                                                                      Months Ended      1997+ to
INDEX SERIES    Increase (Decrease) in Net Assets:                                                June 30, 1998    Dec. 31, 1997
===============================================================================================================================
Operations:     Investment income--net .........................................................    $ 1,787,932    $  1,808,888
                Realized gain on investments and foreign currency transactions--net ............      9,404,787       1,690,155
                Change in unrealized appreciation/depreciation on investments and
                 foreign currency transactions--net ............................................     14,894,522         416,607
                                                                                                   ------------    ------------
                Net increase in net assets resulting from operations ...........................     26,087,241       3,915,650
                                                                                                   ------------    ------------
===============================================================================================================================
Net Capital     Increase (decrease) in net assets derived from net capital contributions .......    (41,102,601)    139,502,150
Contributions:                                                                                     ------------    ------------
===============================================================================================================================
Net Assets:     Total increase (decrease) in net assets ........................................    (15,015,360)    143,417,800
                Beginning of period ............................................................    143,417,800              --
                                                                                                   ------------    ------------
                End of period ..................................................................   $128,402,440    $143,417,800
                                                                                                   ============    ============
===============================================================================================================================

                +  Commencement of operations.

                See Notes to Financial Statements.


                                    18 & 19

                           Merrill Lynch International Index Fund, June 30, 1998

FINANCIAL HIGHLIGHTS

                                                                                                                   For the Period
MERRILL LYNCH                                                                                      For the Six        April 9,
INTERNATIONAL   The following ratios have been derived from                                        Months Ended       1997+ to
INDEX SERIES    information provided in the financial statements.                                 June 30, 1998    Dec. 31, 1997
================================================================================================================================
Ratios to       Expenses, net of reimbursement .................................................           .26%*             .33%*
Average Net                                                                                         ==========        ==========
Assets:         Expenses .......................................................................           .26%*             .36%*
                                                                                                    ==========        ==========
                Investment income--net .........................................................          2.85%*            1.99%*
                                                                                                    ==========        ==========
================================================================================================================================
Supplemental    Net assets, end of period (in thousands) .......................................    $  128,402        $  143,418
Data:                                                                                               ==========        ==========
                Portfolio turnover .............................................................         13.14%            14.79%
                                                                                                    ==========        ==========
================================================================================================================================

                *  Annualized.
                +  Commencement of operations.

                See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH INTERNATIONAL INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch International Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding


                                    20 & 21

                           Merrill Lynch International Index Fund, June 30, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH INTERNATIONAL INDEX SERIES

tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.11% of the average daily value of the Series' net assets.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1998 were $15,502,709 and $44,648,964, respectively.

Net realized gains (losses) for the six months ended June 30, 1998 and net unrealized gains (losses) as of June 30, 1998 were as follows:

-------------------------------------------------------------------------------
                                                    Realized        Unrealized
                                                 Gains (Losses)   Gains (Losses)
-------------------------------------------------------------------------------
Investments:
  Long-term .................................     $ 6,737,219      $ 15,269,380
  Short-term ................................              98               (20)
  Financial futures contracts ...............       2,706,434            51,241
                                                  -----------      ------------
Total investments ...........................       9,443,751        15,320,601
                                                  -----------      ------------

Currency transactions:
  Foreign currency transactions .............         115,922           (11,492)
  Forward foreign exchange contracts ........        (154,886)            2,020
                                                  -----------      ------------
Total currency transactions .................         (38,964)           (9,472)
                                                  -----------      ------------
Total .......................................     $ 9,404,787      $ 15,311,129
                                                  ===========      ============
-------------------------------------------------------------------------------

As of June 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $15,269,360, of which $25,888,350 related to appreciated securities and $10,618,990 related to depreciated securities. At June 30, 1998, the aggregate cost of investments for Federal income tax purposes was $125,047,062.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 2--6/98

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